Income Taxes - Components of the Deferred Tax Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	¥ 136,443	$ 19,312	¥ 92,185		¥ 73,105
Depreciation and amortization of property, equipment, software and intangible asset, net	44,398	6,285	18,405
Accrual expense	21,867	3,095	21,132		13,647
Less: valuation allowance	(165,497)	(23,425)	(94,511)	$ (13,377)	(49,541)	¥ (6,472)
Total deferred tax assets	37,211	5,267	37,211		37,211
Deferred Tax Liabilities, Net [Abstract]
Acquired intangible assets	37,211	5,267	37,211		37,211
Total deferred tax liabilities	37,211	5,267	¥ 37,211		¥ 37,211
Deferred tax assets, net